PENSION AND OTHER POSTRETIREMENT BENEFITS - Change in Projected Benefit Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019
U.S.
Change in projected benefit obligations
Projected benefit obligations at beginning of year	$ 75.7	$ 868.5
Interest cost	1.8	9.0
Actuarial (gain) loss	7.1	(27.1)
Benefits paid	(7.3)	(20.7)
Settlements		(754.0)
Projected benefit obligations at end of year	77.3	75.7
Accumulated benefit obligations at end of year	77.3	75.7
International
Change in projected benefit obligations
Projected benefit obligations at beginning of year	811.7	755.8
Service cost	17.8	15.6
Interest cost	11.0	14.8
Participant contribution	3.7	4.1
Amendments	0.4	1.8
Actuarial (gain) loss	53.5	56.8
Benefits paid	(21.1)	(21.3)
Settlements	(2.4)	(4.5)
Foreign currency translation	79.3	(11.4)
Projected benefit obligations at end of year	953.9	811.7
Accumulated benefit obligations at end of year	$ 883.6	$ 754.0